Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest And Finance Costs Net
Interest expense	$ 106,727	$ 56,673	$ 39,294
Less: Interest capitalized	(4,923)	(1,219)	(718)
Interest expense, net	101,804	55,454	38,576
Interest expense on redeemable preferred shares	791	0	0
Bunker swap, put and call options cash settlements	288	(9,912)	(448)
Bunker put options premium	0	0	(35)
Amortization of deferred finance costs	3,623	4,052	3,246
Bank charges	237	410	164
Discount of long-term receivables	0	350	440
Amortization of deferred gain on termination of financial instruments	(5,265)	(618)	0
Change in fair value of non-hedging financial instruments	(657)	517	(10,536)
Net total	$ 100,821	$ 50,253	$ 31,407